Income Tax (Details) - Schedule of net deferred tax asset - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset
Net operating loss carryforward	$ 35,437
Organizational costs/Startup expenses	746,437
Total deferred tax asset	781,874
Valuation allowance	(781,874)
Deferred tax asset, net of allowance